Share Based Compensation - Schedule of Movements in the number of RSUs and Awarded Shares (Details) - 2017 Restricted Share Scheme and 2017 Option Plan - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	59,463,350	43,728,098	41,011,362
Granted	20,502,878	35,601,446	19,136,384
Vested	(23,885,214)	(14,787,382)	(13,096,270)
Forfeited	(5,355,522)	(5,078,812)	(3,323,378)
Number of options outstanding ending balance	50,725,492	59,463,350	43,728,098
Expected to vest as at December 31	45,097,852	53,009,743	39,425,569